Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 28, 2017	Jun. 29, 2016
Deferred income tax assets:
Leasing transactions	$ 32,019	$ 32,826
Stock-based compensation	14,029	12,817
Restructure charges and impairments	3,533	2,211
Insurance reserves	19,700	18,015
Employee benefit plans	288	501
Gift cards	23,670	18,609
State net operating losses	2,554	3,030
Federal credit carryover	12,697	14,722
State credit carryover	3,148	3,238
Other, net	8,480	7,930
Less: Valuation allowance	(5,232)	(5,315)
Total deferred income tax assets	114,886	108,584
Deferred income tax liabilities:
Prepaid expenses	19,506	17,360
Goodwill and other amortization	30,213	28,659
Depreciation and capitalized interest on property and equipment	26,375	43,858
Other, net	1,763	4,382
Total deferred income tax liabilities	77,857	94,259
Net deferred income tax asset	$ 37,029	$ 14,325